Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents [text block]
	At 31 December
(in USD million)	2017	2016

Cash at bank available	591	596
Time deposits	1,889	1,660
Money market funds	381	65
Interest bearing securities	1,092	2,234
Restricted cash, including margin deposits	437	535

Cash and cash equivalents	4,390	5,090